BATOVI DIAMOND PROJECT	12 Months Ended
Jul. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
BATOVI DIAMOND PROJECT

NOTE 3 - BATOVI DIAMOND PROJECT

On November 20, 2014, the Company entered into a formal joint venture agreement (“the Joint Venture”) with Mineracao Batovi Ltda. (“Mineracao Batovi”), a private Brazilian mineral exploration company which at that time held 21 federal exploration licenses comprising the Batovi Diamond Project located north of Paranatinga in the State of Mato Grosso, Brazil. This was superseded by an amended and restated joint venture agreement (the “Amended and Restated Joint Venture Agreement”) with Mineracao Batovi and Dr. Charles Fipke, the shareholder of Mineracao Batovi, dated January 25, 2017 which provided the Company with the right to acquire up to a 49% interest in Mineracao Batovi. As per the Amended and Restated Joint Venture Agreement, the Company was required to contribute $1,000,000 in cash to Mineracao Batovi on or before June 30, 2017, in order to earn a 17.6% interest in Mineracao Batovi, this being in addition to the Company’s existing 2.4% equity interest which was acquired during the year ended July 31, 2017 from a former shareholder for $30,000.

On November 20, 2014, the Company issued 2,700,000 fully paid and non-assessable common shares valued at $7,992,000 to Kel-Ex Developments Ltd. (“Kel-Ex”) with a fair market value of $2.96 per share in connection with Kel-Ex’s involvement with the Batovi Diamond Project.

As at the July 31, 2017 year end, the agreement has expired, without the Company making any cash contributions to Mineracao Batovi. As such, the previously capitalized acquisition costs for the Brazil project of $7,992,000 have been written off.

The Company continues to own a 2.4% minority interest in Mineracao Batovi, which was purchased for $30,000. At present, it is not yet determinable as to whether or not Mineracao Batovi retains the claims of the Batovi project. Due to this uncertainly, and to the fact that Mineracao Batovi’s only asset of value is these claims, an impairment equal to the original investment purchase of $30,000 has been recorded in the year ended July 31, 2017.